Significant accounting policies	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Significant accounting policies
3.	Significant accounting policies:

The accounting policies have been applied consistently by the subsidiaries of the Company.

(a)	Basis of consolidation:

These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company has power over an investee, when the Company is exposed, or has rights, to variable returns from the investee and when the Company has the ability to affect those returns through its power over the investee. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control.

(b)	Cash equivalents:

The Company considers all highly liquid investments with an original maturity of 90 days or less, when acquired, to be cash equivalents, which are carried at amortized cost and are classified as loans and receivables.

(c)	Foreign currency:

Transactions in foreign currencies are translated to the respective functional currencies of the subsidiaries of the Company at exchange rates at the dates of the transactions.

Period end balances of monetary assets and liabilities in foreign currency are translated to the respective functional currencies using period end foreign currency rates. Foreign currency gains and losses arising from settlement of foreign currency transactions are recognized in earnings. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are translated to the functional currency at the exchange rate at the date on which the fair value was determined. Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

(d)	Revenue recognition:

Revenue from product sales and anesthesia services in the normal course of activities is measured at the fair value of the consideration received or receivable, net of returns, trade discounts and contractual adjustments. The Company recognizes revenue from product sales at the time the product is shipped, which is when title passes to the customer, and when all significant contractual obligations have been satisfied, collection is probable and the amount of revenue can be estimated reliably. Revenue from the performance of anesthesia services is measured at the fair value of the consideration received or receivable, net of contractual allowances and other discounts. The Company recognizes net patient revenue at the time the anesthesia services are performed; this aligns with when all significant contractual obligations related to the anesthesia services have been satisfied, collection is probable and the amount of revenue can be estimated reliably. Provisions for contractual allowances and discounts are recognized on an accrual basis. These amounts are deducted from gross service revenue to determine net service revenue.

(e)	Employee benefits:

Salaries and short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under cash bonus plans if the Company has a legal or constructive obligation to pay an amount as a result of services rendered by an employee and the obligation can be estimated reliably.

(f)	Inventories:

Inventories are measured at the lower of cost, determined using the first-in first-out method, and net realizable value. Inventory costs include the purchase price and other costs directly related to the acquisition of inventory, and bringing the inventories to their present location and condition.

Net realizable value is the estimated selling price in the Company’s ordinary course of business, less the estimated costs of completion and selling expenses.

(g)	Property and equipment:

Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Where the costs of certain components of an item of property and equipment are significant in relation to the total cost of the item and have different useful lives, they are accounted for and depreciated separately.

The estimated useful lives and the methods of depreciation for the current and comparative periods are as follows:

Asset	Basis	Rate

Computer equipment	Declining balance	30%
Computer software	Declining balance	100%
Furniture and equipment	Declining balance	20%
Leasehold improvements	Straight-line	Shorter of initial lease
		term or useful life
Injection mold	Straight-line	5 years

These depreciation methods most closely reflect the expected pattern of consumption of the future economic benefits embodied in the asset.

Estimates for depreciation methods, useful lives and residual values are reviewed at each reporting period-end and adjusted if appropriate.

(h)	Intangible assets:

Intangible assets, consisting of acquired exclusive professional service agreements to provide anesthesia services and the cost of acquiring patents, are recorded at historical cost. For patents, costs also include legal costs involved in expanding the countries in which the patents are recognized to the extent expected cash flows from those countries exceed these costs over the amortization period and costs related to new patents. The amortization term for professional services agreements are based on the contractual terms of the agreements. Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives and are measured at cost less accumulated amortization and accumulated impairment losses. Intangible assets with finite lives are amortized over the following periods:

Asset	Basis	Rate

Intellectual property rights to the CRH O’Regan System	Straight-line	15 years

Intellectual property new technology	Straight-line	20 years

Exclusive professional services agreements	Straight-line	2.5 to 15 years

(i)	Financial instruments:

Financial assets and financial liabilities are initially measured at fair value and are subsequently measured based on their classification as described below. Transaction costs that are directly attributable to the acquisition or issuance of a financial asset or liability, other than financial assets and liabilities classified at fair value through earnings, are added or deducted from the fair value of the respective financial asset or financial liability on initial recognition. Transaction costs that are directly attributable to the acquisition of a financial asset or financial liability classified at fair value through earnings are recognized immediately in earnings.

Financing fees related to debt are recorded as a reduction to the debt balance and amortized to finance expense using the effective interest rate method.

Financial assets and liabilities are offset and the net amount is reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

The Company’s financial instruments are classified into the following categories: at fair value through earnings, loans and receivables, available-for-sale financial assets and other financial liabilities. The classification depends on the nature and purpose of the financial instrument and is determined at the time of initial recognition.

The Company has classified cash and cash equivalents, trade and other receivables as loans and receivables. Loans and receivables are initially measured at fair value and are subsequently re-measured at amortized cost using the effective interest method, less any impairment losses.

Financial assets at fair value through earnings are financial assets that are held for trading and include derivative instruments that are not included in a qualifying hedging relationship. Financial assets classified as financial assets at fair value through earnings are initially measured at fair value with any gains or losses arising on re-measurement recognized in earnings.

Financial liabilities classified at fair value through earnings are financial liabilities that are held for trading or designated into this category at inception. Financial liabilities classified as financial liabilities at fair value through earnings include contingent consideration and are initially measured at fair value with any gains or losses arising on re-measurement recognized through earnings. The Company has classified its earn-out obligation as financial liabilities at fair value through earnings.

Other financial liabilities includes trade payables, other payables, note payables and bank indebtedness and are initially measured at fair value and are subsequently measured at amortized cost using the effective interest method.

The Company has classified trade and other payables, employee benefit obligations, short term advances, loans, notes payable and bank indebtedness as other financial liabilities.

Available-for-sale financial assets are non-derivative financial assets that are designated as available-for-sale and that are not classified in any of the other categories. Subsequent to initial recognition, they are measured at fair value and changes therein, other than impairment losses and foreign currency differences on available-for-sale debt instruments, are recognized in other comprehensive income and presented within equity. When an investment is derecognized, the cumulative gain or loss in other comprehensive income is transferred to earnings. The Company has no instruments classified as available-for-sale.

Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred, and the Company has transferred substantially all of the risks and rewards of ownership.

(j)	Impairment:

Financial assets:

Financial assets not carried at fair value through earnings are assessed at each reporting date to determine whether there is objective evidence that they are impaired. The Company considers that a financial asset is impaired if objective evidence indicates that a loss event which negatively affected the estimated future cash flows has occurred after initial recognition of the asset.

An impairment test is performed, on an individual basis, for each material financial asset. Other individually non-material financial assets are tested as groups of financial assets with similar risk characteristics. Impairment losses are recognized in earnings.

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. Losses are recognized in earnings and reflected in an allowance account against the respective financial asset. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through earnings.

A permanent impairment loss for an available-for-sale investment is recognized by transferring the cumulative loss previously recognized in other comprehensive income to earnings.

Non-financial assets:

The carrying amounts of the Company’s non-financial assets, other than inventories and deferred tax assets are reviewed at each reporting date to determine whether there is any indication of impairment. If such an indication exists, the recoverable amount is estimated.

The recoverable amount of an asset or a cash-generating unit is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of cash inflows from other assets or groups of assets (cash-generating unit). Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An asset’s carrying amount, increased through reversal of an impairment loss, must not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

(k)	Income taxes:

Income tax expense is comprised of current and deferred tax. Current tax and deferred tax are recognized into earnings except to the extent that it relates to a business combination, or items recognized directly in other comprehensive income.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable earnings, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities but are intended to be settled on a net basis or the tax assets and liabilities will be realized simultaneously. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

(l)	Share-based compensation:

The Company records share-based compensation related to stock options and share units granted using the fair value based method estimated using either the Black-Scholes model or Binomial method. Under this method, compensation cost is measured at fair value at the date of grant and expensed as employee benefits over the period in which employees unconditionally become entitled to the award. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service and non-market performance conditions at the vesting date.

(m)	Share capital:

Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares, stock options and share options are recognized as a deduction from equity, net of any tax effects.

(n)	Earnings per share:

The Company presents basic and diluted earnings per share (EPS) data for its common shares. Basic EPS is calculated by dividing the net income or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period, adjusted for own shares held, if applicable. Diluted EPS is determined by adjusting the income or loss attributable to common shareholders and the weighted average number of common shares outstanding, adjusted for own shares held if applicable, for the effects of all dilutive potential common shares.

(o)	Provisions:

Provisions are recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of resources will be required to settle the obligation. Provisions are determined by discounting expected future cash outflows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. Management uses judgment to estimate the amount, timing and probability of the liability based on facts known at the reporting date. The unwinding of the discount is recognized as a finance expense.

(p)	Segment reporting:

The Company’s operating segments consist of the sale of medical products and the provision of anesthesia services.

(q)	Finance costs:

Finance cost is primarily comprised of interest on the Company’s notes payable and bank indebtedness and also includes the amortization of costs incurred to obtain loan financing and any fees in respect of arranging loan financing. Deferred finance costs are amortized using the effective interest method over the term of the related loan financing. Deferred finance costs are presented as a reduction to the related liability.

Foreign exchange gains and losses are reported on a net basis as either finance income or finance expense as the finance costs relate to Canadian dollar denominated debt.

(r)	Business combinations:

Business combinations are accounted for using the acquisition method. The consideration for an acquisition is measured at the fair values of the assets transferred, the liabilities assumed and the equity interests issued at the acquisition date. The excess of the consideration over the fair value of the identifiable net assets acquired is recorded as goodwill. Transaction costs that are incurred in connection with a business combination, other than costs associated with the issuance of debt or equity securities, are expensed as incurred. On an acquisition-by-acquisition basis, any non-controlling interest is measured either at fair value of the non-controlling interest or at the fair value of the proportionate share of the net assets acquired.

Contingent consideration is measured at fair value on acquisition date and is included as part of the consideration transferred. The fair value of the contingent consideration liability is re-measured at each reporting date with the corresponding gain or loss being recognized in earnings.

(s)	Adoption of new accounting standards:

The Company has not early adopted any amendment, standard or interpretation that has been issued by the IASB but is not yet effective. The Company has adopted the disclosure requirements in Disclosure Initiative (Amendments to IAS 7), which came into effect on January 1, 2017. Consequently, the Company has provided additional disclosure in relation to the changes in borrowings arising from financing activities for the year ended December 31, 2017 (see note 9). Adoption of this standard had no significant impact on the Company’s consolidated financial statements. Amendments, standards and interpretations that are issued but not yet effective are described in note 3(t).

(t)	New standards and interpretations not yet applied:

(i)	IFRS 9 - Financial Instruments:

On July 24, 2014 the IASB issued the complete IFRS 9 (IFRS 9 (2014)). IFRS 9 (2014) introduces new requirements for the classification and measurement of financial assets. Under IFRS 9 (2014), financial assets are classified and measured based on the business model in which they are held and the characteristics of their contractual cash flows. The standard also introduces additional changes relating to financial liabilities and amends the impairment model by introducing a new ‘expected credit loss’ model for calculating impairment.

(t)	New standards and interpretations not yet applied:

(i)	IFRS 9 - Financial Instruments:

IFRS 9 (2014) aligns hedge accounting more closely with risk management. This does not fundamentally change the types of hedging relationships or the requirement to measure and recognize ineffectiveness, however it will provide more hedging strategies that are used for risk management to qualify for hedge accounting and introduce more judgment to assess the effectiveness of a hedging relationship. Special transitional requirements have been set for the application of the new general hedging model.

The Company will adopt IFRS 9 (2014) in its financial statements for the annual period beginning on January 1, 2018. The Company has evaluated the impact of IFRS 9 and has determined that IFRS 9 will not have a significant impact on the Company. The Company is continuing to evaluate the impact of disclosures to its future consolidated financial statements.

(iv)	IFRS 15 - Revenue Recognition:

On May 28, 2014 the IASB issued IFRS 15 Revenue from Contracts with Customers. The new standard is effective for annual periods beginning on or after January 1, 2018. Earlier application is permitted.

IFRS 15 will replace IAS 11 Construction Contracts, IAS 18 Revenue, IFRIC 13 Customer Loyalty Programmes, IFRIC 15 Agreements for the Construction of Real Estate, IFRIC 18 Transfer of Assets from Customers, and SIC 31 Revenue – Barter Transactions Involving Advertising Services.

The standard contains a single model that applies to contracts with customers and two approaches to recognising revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much and when revenue is recognized. New estimates and judgmental thresholds have been introduced which may affect the amount and/or timing of revenue recognized.

The new standard applies to contracts with customers. It does not apply to insurance contracts, financial instruments or lease contracts, which fall in the scope of other standards. The Company will adopt IFRS 15 in its financial statements for the annual period beginning on January 1, 2018. The Company has evaluated the impact of IFRS 15 and has determined that IFRS 15 will not have a significant impact on the Company other than additional required disclosures. The Company is continuing to evaluate the impact of disclosures to its future consolidated financial statements.

(t)	New standards and interpretations not yet applied:

(v)	IFRS 16 – Leases:

In January 2016, the IASB issued IFRS 16 – Leases, which supersedes IAS 17 – Leases. IFRS 16 establishes principles for the recognition, measurement, presentation and disclosure of leases. The standard establishes a single model for lessees to bring leases on-balance sheet while lessor accounting remains largely unchanged and retains the finance and operating lease distinctions. IFRS 16 is effective for annual periods beginning on or after January 1, 2019, with earlier adoption permitted, but only if also applying IFRS 15 – Revenue from contracts with Customers. The Company is currently evaluating the impact on IFRS 16 on its financial statements.